Risk information - Contractual flows (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Risk information
Total financial assets	kr 294,327		kr 258,657
Financial liabilities	(279,781)		(243,353)
Binding offers	744		1,211
Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	314,232		278,104
Financial assets, discounting effect	(19,905)		(19,447)
Total financial assets	294,327		258,657
Financial liabilities, cash flow	(288,334)		(251,576)
Financial liabilities, discounting effect	8,553		8,223
Financial liabilities	(279,781)		(243,353)
Liquidity surplus (+) / deficit (-)	25,897		26,528
Binding offers	kr 700
Liquidity risk and refinancing risk | Minimum
Risk information
Maturity of cash flow in deficit	3 months
Liquidity risk and refinancing risk | Maximum
Risk information
Maturity of cash flow in deficit	5 years
Liquidity risk and refinancing risk | Credit facility with the Swedish National Debt Office
Risk information
Additional available funds under credit facility	kr 125,000	kr 125,000	125,000
Not later than one month | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	16,640		10,900
Financial liabilities, cash flow	(7,044)		(1,862)
Committed undisbursed loans cash flows	(142)		(696)
Liquidity surplus (+) / deficit (-)	9,454		8,342
Later than one month and not later than three months | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	37,535		29,486
Financial liabilities, cash flow	(35,172)		(28,243)
Committed undisbursed loans cash flows	(2,743)		(3,649)
Liquidity surplus (+) / deficit (-)	(380)		(2,406)
Later than three months and not later than one year | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	57,089		59,195
Financial liabilities, cash flow	(69,355)		(50,842)
Committed undisbursed loans cash flows	(15,177)		(17,753)
Liquidity surplus (+) / deficit (-)	(27,443)		(9,400)
Between 1 and 5 years | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	141,728		117,993
Financial liabilities, cash flow	(149,855)		(136,770)
Committed undisbursed loans cash flows	(20,279)		(14,013)
Liquidity surplus (+) / deficit (-)	(28,406)		(32,790)
More than 5 years | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	61,240		60,530
Financial liabilities, cash flow	(26,908)		(33,859)
Committed undisbursed loans cash flows	38,340		36,111
Liquidity surplus (+) / deficit (-)	72,672		62,782
Not later than 3 months / 90 days | Liquidity risk and refinancing risk
Risk information
Liquidity surplus (+) / deficit (-)	9,074		5,936
Within 1 year | Liquidity risk and refinancing risk
Risk information
Liquidity surplus (+) / deficit (-)	(18,369)		(3,464)
Not later than five years | Liquidity risk and refinancing risk
Risk information
Liquidity surplus (+) / deficit (-)	(46,775)		(36,254)
Cash and cash equivalents
Risk information
Total financial assets	2,416		1,231
Cash and cash equivalents | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	2,042		1,231
Financial assets, discounting effect	374
Total financial assets	2,416		1,231
Cash and cash equivalents | Not later than one month | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	2,042		1,231
Treasuries/government bonds
Risk information
Total financial assets	11,117		4,382
Treasuries/government bonds | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	11,131		4,381
Financial assets, discounting effect	(14)		1
Total financial assets	11,117		4,382
Treasuries/government bonds | Not later than one month | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	1,444		767
Treasuries/government bonds | Later than one month and not later than three months | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	6,613		1,093
Treasuries/government bonds | Later than three months and not later than one year | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	1,717		985
Treasuries/government bonds | Between 1 and 5 years | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	1,357		1,536
Other interest-bearing securities except loans
Risk information
Total financial assets	48,665		39,807
Other interest-bearing securities except loans | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	49,119		40,152
Financial assets, discounting effect	(454)		(345)
Total financial assets	48,665		39,807
Other interest-bearing securities except loans | Not later than one month | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	9,262		3,305
Other interest-bearing securities except loans | Later than one month and not later than three months | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	16,699		8,670
Other interest-bearing securities except loans | Later than three months and not later than one year | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	8,340		22,630
Other interest-bearing securities except loans | Between 1 and 5 years | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	14,818		5,547
Loans in the form of interest-bearing securities
Risk information
Total financial assets	36,781		41,125
Loans in the form of interest-bearing securities | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	39,822		44,279
Financial assets, discounting effect	(3,041)		(3,154)
Total financial assets	36,781		41,125
Loans in the form of interest-bearing securities | Not later than one month | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	(492)		314
Loans in the form of interest-bearing securities | Later than one month and not later than three months | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	646		1,451
Loans in the form of interest-bearing securities | Later than three months and not later than one year | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	3,165		6,789
Loans in the form of interest-bearing securities | Between 1 and 5 years | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	27,835		24,151
Loans in the form of interest-bearing securities | More than 5 years | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	8,668		11,574
Loans to credit institutions
Risk information
Total financial assets	27,725		23,198
Loans to credit institutions | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	28,517		23,986
Financial assets, discounting effect	(792)		(788)
Total financial assets	27,725		23,198
Loans to credit institutions | Not later than one month | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	124		210
Loans to credit institutions | Later than one month and not later than three months | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	3,096		9,973
Loans to credit institutions | Later than three months and not later than one year | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	15,458		3,479
Loans to credit institutions | Between 1 and 5 years | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	7,843		7,417
Loans to credit institutions | More than 5 years | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	1,996		2,907
Loans to the public
Risk information
Total financial assets	161,094		141,111
Loans to the public | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	177,515		156,044
Financial assets, discounting effect	(16,421)		(14,933)
Total financial assets	161,094		141,111
Loans to the public | Not later than one month | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	3,999		4,764
Loans to the public | Later than one month and not later than three months | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	9,963		7,230
Loans to the public | Later than three months and not later than one year | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	27,271		24,147
Loans to the public | Between 1 and 5 years | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	87,564		76,541
Loans to the public | More than 5 years | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	48,718		43,362
Derivatives
Risk information
Total financial assets	6,529		7,803
Derivatives | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	6,086		8,031
Financial assets, discounting effect	443		(228)
Total financial assets	6,529		7,803
Derivatives | Not later than one month | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	261		309
Derivatives | Later than one month and not later than three months | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	518		1,069
Derivatives | Later than three months and not later than one year | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	1,138		1,165
Derivatives | Between 1 and 5 years | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	2,311		2,801
Derivatives | More than 5 years | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	1,858		2,687
Derivatives | Hedging instrument | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	19,318
Financial assets, discounting effect	(1,964)
Total financial assets	17,354
Derivatives | Hedging instrument | Not later than one month | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	429
Derivatives | Hedging instrument | Later than one month and not later than three months | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	594
Derivatives | Hedging instrument | Later than three months and not later than one year | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	2,912
Derivatives | Hedging instrument | Between 1 and 5 years | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	9,782
Derivatives | Hedging instrument | More than 5 years | Liquidity risk and refinancing risk
Risk information
Financial assets, cash flow	5,601
Borrowing from credit institutions
Risk information
Financial liabilities	(2,247)		(2,317)
Borrowing from credit institutions | Liquidity risk and refinancing risk
Risk information
Financial liabilities, cash flow	(2,256)		(2,328)
Financial liabilities, discounting effect	9		11
Financial liabilities	(2,247)		(2,317)
Borrowing from credit institutions | Not later than one month | Liquidity risk and refinancing risk
Risk information
Financial liabilities, cash flow	1		40
Borrowing from credit institutions | Later than one month and not later than three months | Liquidity risk and refinancing risk
Risk information
Financial liabilities, cash flow	(567)		(2,368)
Borrowing from credit institutions | Later than three months and not later than one year | Liquidity risk and refinancing risk
Risk information
Financial liabilities, cash flow	(1,690)
Debt securities issued
Risk information
Financial liabilities	(255,600)		(222,516)
Debt securities issued | Liquidity risk and refinancing risk
Risk information
Financial liabilities, cash flow	(278,756)		(244,813)
Financial liabilities, discounting effect	23,156		22,297
Financial liabilities	(255,600)		(222,516)
Debt securities issued | Not later than one month | Liquidity risk and refinancing risk
Risk information
Financial liabilities, cash flow	(6,946)		(1,832)
Debt securities issued | Later than one month and not later than three months | Liquidity risk and refinancing risk
Risk information
Financial liabilities, cash flow	(33,541)		(24,648)
Debt securities issued | Later than three months and not later than one year | Liquidity risk and refinancing risk
Risk information
Financial liabilities, cash flow	(66,570)		(48,126)
Debt securities issued | Between 1 and 5 years | Liquidity risk and refinancing risk
Risk information
Financial liabilities, cash flow	(145,134)		(136,112)
Debt securities issued | More than 5 years | Liquidity risk and refinancing risk
Risk information
Financial liabilities, cash flow	(26,565)		(34,095)
Derivatives
Risk information
Financial liabilities	(21,934)		(16,480)
Derivatives | Liquidity risk and refinancing risk
Risk information
Financial liabilities, cash flow	(7,322)		(2,386)
Financial liabilities, discounting effect	(14,612)		(14,094)
Financial liabilities	(21,934)		(16,480)
Derivatives | Not later than one month | Liquidity risk and refinancing risk
Risk information
Financial liabilities, cash flow	(99)		(70)
Derivatives | Later than one month and not later than three months | Liquidity risk and refinancing risk
Risk information
Financial liabilities, cash flow	(1,064)		(1,227)
Derivatives | Later than three months and not later than one year | Liquidity risk and refinancing risk
Risk information
Financial liabilities, cash flow	(1,095)		(667)
Derivatives | Between 1 and 5 years | Liquidity risk and refinancing risk
Risk information
Financial liabilities, cash flow	(4,721)		(658)
Derivatives | More than 5 years | Liquidity risk and refinancing risk
Risk information
Financial liabilities, cash flow	(343)		236
Derivatives | Hedging instrument | Liquidity risk and refinancing risk
Risk information
Financial liabilities, cash flow	(175,598)
Financial liabilities, discounting effect	12,426
Financial liabilities	(163,172)
Derivatives | Hedging instrument | Not later than one month | Liquidity risk and refinancing risk
Risk information
Financial liabilities, cash flow	(14)
Derivatives | Hedging instrument | Later than one month and not later than three months | Liquidity risk and refinancing risk
Risk information
Financial liabilities, cash flow	(2,934)
Derivatives | Hedging instrument | Later than three months and not later than one year | Liquidity risk and refinancing risk
Risk information
Financial liabilities, cash flow	(41,276)
Derivatives | Hedging instrument | Between 1 and 5 years | Liquidity risk and refinancing risk
Risk information
Financial liabilities, cash flow	(119,575)
Derivatives | Hedging instrument | More than 5 years | Liquidity risk and refinancing risk
Risk information
Financial liabilities, cash flow	kr (11,799)
Subordinated securities issued
Risk information
Financial liabilities			(2,040)
Subordinated securities issued | Liquidity risk and refinancing risk
Risk information
Financial liabilities, cash flow			(2,049)
Financial liabilities, discounting effect			9
Financial liabilities			(2,040)
Subordinated securities issued | Later than three months and not later than one year | Liquidity risk and refinancing risk
Risk information
Financial liabilities, cash flow			kr (2,049)